Business combinations - Goodwill (Details) - GBP (£) £ in Thousands	13 Months Ended	14 Months Ended	16 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2025	Feb. 29, 2024	Feb. 27, 2024	Aug. 03, 2023	Jun. 09, 2023	May 10, 2023	Oct. 06, 2022
Disclosure of detailed information about business combination [line items]
Goodwill	£ 507,652 [1]	£ 507,652 [1]	£ 473,296
Adjustments to consideration transferred			396
GalaxE
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value			241,662	£ 241,266
Fair value of net liabilities acquired			2,512	10,980
Goodwill			244,174	£ 252,246
GalaxE | Measurement period
Disclosure of detailed information about business combination [line items]
Goodwill	(8,072)	(8,072)
Adjustments to consideration transferred			396
Adjustments to identifiable net assets			(3,455)
Adjustments to goodwill			(3,059)
GalaxE | Deferred tax
Disclosure of detailed information about business combination [line items]
Goodwill	0	0
Adjustments to consideration transferred			0
Adjustments to identifiable net assets			(5,013)
Adjustments to goodwill			£ (5,013)
DEK Corporation Pty Ltd
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	55,879	55,879					£ 57,148
Fair value of net liabilities acquired	(11,775)	(11,775)					(11,513)
Goodwill	44,104	44,104					£ 45,635
Adjustments to consideration transferred	(1,269)
Adjustments to identifiable net assets	(262)
Adjustments to goodwill	(1,531)
Mudbath & Co Pty Ltd
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	15,069	15,069						£ 15,099
Fair value of net liabilities acquired	(2,341)	(2,341)						(2,333)
Goodwill	£ 12,728	12,728						£ 12,766
Adjustments to consideration transferred		(30)
Adjustments to identifiable net assets		(8)
Adjustments to goodwill		£ (38)
Lexicon
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value									£ 49,293
Fair value of net liabilities acquired									(5,243)
Goodwill									£ 44,050
EQ Tek
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value					£ 14,824
Fair value of net liabilities acquired					(1,499)
Goodwill					£ 13,325
TLM
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value						£ 8,333
Fair value of net liabilities acquired						6,027
Goodwill						£ 14,360

[1]	(1) Restated to include the effect of revisions arising from provisional to final acquisition accounting for GalaxE (refer to note 3C for details).